Nature of Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Nature Of Expenses
Schedule of Nature of Expenses
	Year ended March 31
	2020	2019	2018
	(in thousands)
Publicity and advertisement costs	$11,452	$19,779	$12,684
Film distribution costs	1,320	5,462	6,739
Amortization expenses	64,451	130,155	115,285
Personnel costs (Refer note 7)	36,697	37,015	35,661
Rent expenses	391	1,916	1,359
Legal and professional expenses	4,615	6,980	8,204
Provision for trade and other receivables	—	—	1,968
Bad debt	—	—	2,772
Credit impairment loss, net [Refer note 19]	97,551	25,741	4,308
Depreciation and amortization of other intangibles	3,462	2,263	2,991
Impairment charge on goodwill	—	—	1,205
Impairment loss on content advances	—	—	353
Impairment loss on advances to content vendors	—	7,284	—
Others	6,105	5,935	9,208
	$226,044	$242,530	$202,737
Cost of services	$81,725	$155,396	$134,708
Administrative costs	$144,319	$87,134	$68,029